Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of other current assets [Abstract]
Prepaid expenses		$ 11,008	$ 12,909
Input tax receivable		10,505	8,291
Grant receivable	[1]	0	74,522
Deposits in connection with projects under construction		749	3,755
Others		1,496	12,226
Other current assets		$ 23,758	$ 111,703

[1]	Relates to ITC grant in respect of CPV Renewable.